FINANCE LEASE 1 (Details) (USD $)	Apr. 01, 2015	Dec. 31, 2012	Dec. 31, 2011
Capital Leases of Lessor [Abstract]
Total minimum lease payments to be received		$ 9,337,000	$ 13,535,000
Less: unearned income		(1,036,000)	(1,932,000)
Net investment in finance lease		8,301,000	11,603,000
Less current portion		(3,306,000)	(3,302,000)
Noncurrent portion		4,995,000	8,301,000
Purchase Option for Vessel	$ 1